                          EXPEDITION MONEY MARKET FUND
                      EXPEDITION TAX-FREE MONEY MARKET FUND

                         SUPPLEMENT DATED JUNE 21, 2001
                      TO THE PROSPECTUS DATED MARCH 1, 2001

      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE
                                  PROSPECTUS.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "THE INVESTMENT ADVISER" ON PAGE 10 OF THE PROSPECTUS:

     Because of changes in the law governing the regulation of banks that serve as investment advisers to mutual funds, a separate division of Compass Bank operating within the Asset Management Group, known as Compass Asset Management, registered with the Securities and Exchange Commission as an investment adviser to carry out the Bank's function as the Funds' investment adviser. The Funds Management Team is employed within Compass Asset Management, and continues to be responsible for the investment management of the Funds.

     As of April 30, 2001, Compass Bank had approximately $9.7 billion in assets under administration. Of this total, Compass Bank had investment discretion over more than $3.3 billion, of which approximately $1.35 billion were assets of the Funds managed by Compass Asset Management.


     EXP-SU-001-01

                             EXPEDITION EQUITY FUND
                          EXPEDITION EQUITY INCOME FUND
                      EXPEDITION INVESTMENT GRADE BOND FUND
                 EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

                         SUPPLEMENT DATED JUNE 21, 2001
                      TO THE PROSPECTUS DATED MARCH 1, 2001

       THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE
                                  PROSPECTUS.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "INVESTMENT ADVISER" ON PAGE 24 OF THE PROSPECTUS:

     Because of changes in the law governing the regulation of banks that serve as investment advisers to mutual funds, a separate division of Compass Bank operating within the Asset Management Group, known as Compass Asset Management, registered with the Securities and Exchange Commission as an investment adviser to carry out the Bank's function as the Funds' investment adviser. The Funds Management Team is employed within Compass Asset Management, and continues to be responsible for the investment management of the Funds.

     As of April 30, 2001, Compass Bank had approximately $9.7 billion in assets under administration. Of this total, Compass Bank had investment discretion over more than $3.3 billion, of which approximately $1.35 billion were assets of the Funds managed by Compass Asset Management.


         EXP-SU-002-01